Other financial liabilities (debt) - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)
Disclosure Of Other Financial Liabilities debt [Line Items]
Repayments Of Borrowings Classified As Financing Activities	$ 0	$ 49,000,000	$ 50,000,000
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Total Debt	$ 50,623,000	$ 59,592,000
Maximum earnings before interest, taxes, depreciation, and amortization ratio | item	3.5	3
Minimum Interest Coverage Ratio | item	1	1
Sociedad Minera El Brocal S.A.A | Credit Facility
Disclosure Of Other Financial Liabilities debt [Line Items]
Commitment fee	0.50%
Unsecured Revolving Credit Facility [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Notional amount				$ 350,000,000
Interest expense	$ 1,900,000	$ 1,900,000